Forward Share Purchase Liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Forward Share Purchase Liabilitiy [Abstract]
Schedule of share purchase liability Black-Scholes model
Fair value of FSP liability as of December 31, 2022	$13,491,606
Change in fair value	82,182
Fair value of FSP liability as of March 31, 2023	$13,573,788

Fair value of FSP liability as of November 14, 2022	8,099,313
Change in fair value	5,392,293
Fair value of FSP liability as of December 31, 2022	$13,491,606

Schedule of level 3 fair value measurements of the FSP liability
	March 31, 2023	December 31, 2022
Input
Share price	$1.62	$1.54
Risk-free interest rate	3.75%	4.16%
Volatility	51.46%	52.19%
Exercise price	$12.34	$12.34
Term	0.38 years	0.61 years

	December 31, 2022	November 14, 2022
Input
Share price	$1.54	$5.71
Risk-free interest rate	4.16%	4.16%
Volatility	52.19%	52.19%
Exercise price	$12.34	$12.25
Term	0.61 year	0.75 year